Property, Plant and Equipment:	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	633,687	(486,425)	147,262
Transportation equipment	491,025	(17,312)	473,713
Leasehold improvements	39,185	(8,951)	30,234
Mineral property	350,000	-	350,000
	$13,191,431	$(512,688)	$12,678,743

		Accumulated
	Cost	Depreciation	Net
December 31, 2017
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	587,126	(503,216)	83,910
Transportation equipment	489,560	-	489,560
Leasehold improvements	39,185	(7,655)	31,530
Mineral property	350,000	-	350,000
	$13,143,405	$(510,871)	$12,632,534

Machinery and equipment consists of infrastructure and milling equipment intended for use on the Brisas Project. We continually evaluate our equipment to determine whether events or changes in circumstances have occurred that may indicate impairment has occurred. We review comparable market data for evidence that fair value less cost to sell is in excess of the carrying amount. We did not record any impairment write-downs of property, plant and equipment during the six months ended June 30, 2018 and 2017. During 2017, the Company purchased approximately $0.5 million of transportation equipment that is intended to be used in the development of the Siembra Minera project.